UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001687076

Sprint Spectrum Co LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001687169

Central Index Key Number of underwriter (if applicable): Not applicable.

Stefan K. Schnopp, Vice President and Secretary, (913) 794-1427

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01. Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99 to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 12, 2016

SPRINT SPECTRUM DEPOSITOR LLC (Depositor)

By:	/s/ Stefan K. Schnopp
	Name:	Stefan K. Schnopp
	Title:	Vice President & Secretary